Components of Income Tax Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)	$ 2	$ (2)	$ 11	$ (5)	$ (12)
Income tax expense (benefit)	4	0	16	0	(7)
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current tax expense (income)	$ 2	$ 2	$ 5	$ 5	$ 5